SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ (34)	$ (138)	$ 535
Accounts payable and accrued liabilities	29	18	(51)
Other assets and liabilities	(89)	(144)	(79)
Increase (decrease) in working capital	$ 94	$ 264	$ (405)